PARENT ONLY FINANCIAL INFORMATION (Condensed Statements of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Investing activities:
Purchase of time deposits	$ (49,085)	¥ (341,722)	¥ (284,166)	¥ (515,739)
Proceeds from maturity of time deposits	60,297	419,777	563,354	534,958
Foreign currency exchange losses	(232)	(1,614)	(4,440)	6,097
Financing activities:
Proceeds from bank borrowing	12,807	89,162	13,229
Issuance of Class A ordinary shares in connection with exercise of share options	479	3,335	2,951	22,254
Payment of dividends			(42,955)	(63,087)
Repurchase of treasury shares	(727)	(5,058)	(196,957)	(143,389)
Changes in cash, cash equivalents an restricted cash	(1,229)	(8,550)	(151,578)	(119,061)
Effect of foreign currency exchange rate changes on cash and cash equivalents	82	567	10,571	(4,920)
Non-cash financing activities:
Payable for repurchase of treasury shares			5,109	17,953
Parent Company [Member]
Operating activities:
Net cash (used in) provided by operating activities	(466)	(3,249)	165,098	(17,595)
Investing activities:
Purchase of time deposits				(196,771)
Proceeds from maturity of time deposits			63,452	363,533
Foreign currency exchange losses			1,890	10,691
Net cash provided by investing activities			65,342	177,453
Financing activities:
Proceeds from bank borrowing			13,229
Issuance of Class A ordinary shares in connection with exercise of share options	479	3,335	2,951	22,254
Payment of dividends			(42,955)	(63,087)
Repayment of bank borrowings	1,981	13,792
Repurchase of treasury shares	(727)	(5,058)	(196,957)	(143,389)
Net cash used in financing activities	(2,229)	(15,515)	(223,732)	(184,222)
Changes in cash, cash equivalents an restricted cash	(2,695)	(18,764)	6,708	(24,364)
Effect of foreign currency exchange rate changes on cash and cash equivalents	123	856	1,141	(1,748)
Net (decrease) increase in cash and cash equivalents	(2,572)	(17,908)	7,849	(26,112)
Cash and cash equivalents at beginning of year	3,664	25,507	17,658	43,770
Cash and cash equivalents at end of year	$ 1,092	¥ 7,599	25,507	17,658
Non-cash financing activities:
Payable for repurchase of treasury shares			¥ 5,109	¥ 17,953